Share-Based Compensation - Summary of Compensation Expense Recognized for Share-Based Awards Granted (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 218,057	¥ 116,435
Huya [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	218,057	115,025
JOYY Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	0	1,410
JOYY Inc [Member] | Huya [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 75,699	¥ 62,618